Stockholder’s Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholder’s Equity

Preferred Stock

CBAI has 5,000,000 shares of $.0001 par value of preferred stock authorized.

Common Stock

On March 25, 2009, the Company’s Articles of Incorporation were amended to increase the authorized common stock to 6,945,000,000 shares, par value $0.0001, up from 950,000,000. This amendment was adopted by the Company’s Board of Directors on February 12, 2009, and its Shareholders at a Special Meeting of Shareholders called for this purpose on March 23, 2009.

On January 14, 2010, a warrant holder exercised a portion of their warrants, or 427,719 shares at an exercise price of $0.37, exercised on a cashless basis.

On June 1, 2010, the CEO exercised a portion of his options, or 507,823 shares at an exercise price of $0.33, exercised on a cashless basis.

On June 25, 2010, the CEO exercised a portion of his options, or 299,848 shares at an exercise price of $0.33, exercised on a cashless basis.

On May, 9, 2011, the Company consummated a one (1) for one hundred (100) reverse split of its outstanding common stock, with the result that the outstanding shares of common stock of the Company were reversed from 6,812,886,600 shares pre-split, to 68,128,866 outstanding common shares post split.  At the same time, the Company’s Articles of Incorporation were amended to fix authorized capital stock at 255,000,000 shares, par value $.0.0001 of which 5,000,000 shares are preferred shares and 250,000,000 shares are common shares.  These actions were approved by 72% of the outstanding shares of the Company at a special shareholders meeting called for this purpose on April 21, 2011.

As of September 30, 2011 CBAI had 101,018,608 shares of Common Stock outstanding. 148,981,392 shares remain in the Company's treasury.

Preferred Stock

CBAI has 5,000,000 shares of $.0001 par value preferred stock authorized. On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which contemplates a secured $7.5 million capital commitment which may be drawn down in increments through the “put” to the Fund of newly issued Series A Preferred Stock, subject to meeting certain conditions.  At the same time, a Warrant Agreement was executed, granting Optimus CGII, Ltd. the right to acquire 1,446,428,571 Common shares at an exercise price of $0.008 per share, subject to certain adjustments. See note 8.

The Stock Purchase Agreement provides that up to 750 shares of Series A Preferred stock, par value $0.0001 may be “put” to the Fund at a purchase price of $10,000 per share over a period of time, provided its conditions are met. The Series A Preferred stock would accrue dividends at the rate of 10% per annum, preclude other dividends until it is paid, and have a liquidation preference equal to $10,000 plus all accrued but unpaid dividends. The Series A Preferred would be redeemable after four years at a redemption price of equal to $10,000 plus all accrued but unpaid dividends (or earlier if certain additional premiums are paid). The Series A Preferred Stock would not be publicly traded.

Conditions precedent to utilizing this line of credit include the filing and effectiveness of a current registration statement registering  common shares issuable upon Warrant exercise and certain  common shares issued as a fee at the outset.  On November 2, 2009, the Company filed its registration statement for these common shares as required by these agreements.  However, the Company is re assessing whether to follow through with the implementation of this capital commitment.  In the mean time, on January 27, 2010, the Company elected to withdraw for the time being its registration statement filed with the SEC for these shares.

Common Stock

On March 25, 2009, the Company’s Articles of Incorporation were amended to increase the authorized common stock to 69,450,000 shares, par value $0.0001, up from 9,500,000. This amendment was adopted by the Company’s Board of Directors on February 12, 2009, and its Shareholders at a Special Meeting of Shareholders called for this purpose on March 23, 2009.

On January 14, 2010, a warrant holder exercised a portion of their warrants, or 427,719 shares at an exercise price of $0.37, exercised on a cashless basis.

On June 1, 2010, the CEO exercised a portion of his options, or 507,823 shares at an exercise price of $0.33, exercised on a cashless basis.

On June 25, 2010, the CEO exercised a portion of his options, or 299,848 shares at an exercise price of $0.33, exercised on a cashless basis.

As of December 31, 2010 CBAI had 62,838,831 shares of Common Stock outstanding. 20,000 shares remain in the Company's treasury.